Shareholders' Equity - Schedule of Fair value of Company’s Share Options Granted (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair value of Company’s Share Options Granted [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Contractual life (in years)		10 years	10 years
Early Exercise Multiple (Suboptimal Factor)	2.5	2.5
Minimum [Member]
Schedule of Fair value of Company’s Share Options Granted [Line Items]
Risk-free interest rate	4.64%	3.95%	1.41%
Expected volatility	83.40%	84.30%	83.98%
Contractual life (in years)	9 years 9 months
Early Exercise Multiple (Suboptimal Factor)			2.5
Maximum [Member]
Schedule of Fair value of Company’s Share Options Granted [Line Items]
Risk-free interest rate	5.09%	3.96%	3.08%
Expected volatility	83.94%	84.76%	84.26%
Contractual life (in years)	10 years
Early Exercise Multiple (Suboptimal Factor)			3